Penn Series Funds, Inc.
Schedule of Investments — September 30, 2022 (Unaudited)
Balanced Fund
	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 58.3%
Penn Series Index 500 Fund* (Cost $24,186,773)	1,259,476	$39,686,094

AFFILIATED FIXED INCOME FUNDS — 41.2%
Penn Series Quality Bond Fund* (Cost $29,873,412)	1,908,550	27,998,427

SHORT-TERM INVESTMENTS — 0.3%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 2.760%) (Cost $250,182)	250,182	250,182
TOTAL INVESTMENTS — 99.8% (Cost $54,310,367)		$67,934,703
Other Assets & Liabilities — 0.2%		104,985
TOTAL NET ASSETS — 100.0%		$68,039,688

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
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